Property, plant and equipment - Summary (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Property, plant and equipment
Property, plant and equipment.	€ 27,698	€ 23,521
Property, plant and equipment, pledged as security	€ 7,046	6,446
Number of pledged 3D printers | item	6
Capitalized borrowing costs related to the acquisition of new office building and production hall	€ 78
Self constructed 3D printers		4,638	€ 1,012
Finance lease obligations	116		€ 41
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	17,415	12,020
Land, buildings and leasehold improvements including leased products
Property, plant and equipment
Property, plant and equipment.	17,415	12,020
Plant and machinery
Property, plant and equipment
Property, plant and equipment.	8,012	5,731
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment.	1,479	1,466
Other facilities, factory and office equipment including leased products
Property, plant and equipment
Property, plant and equipment.	1,625	1,522
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	8	3,249
Assets under construction and prepayments made included leased products
Property, plant and equipment
Property, plant and equipment.	8	3,249
Plant and machinery (includes assets under finance lease)
Property, plant and equipment
Property, plant and equipment.	8,650	6,730
Leased assets
Property, plant and equipment
Property, plant and equipment.	881	1,208
Printers
Property, plant and equipment
Property, plant and equipment.	613	964
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.	97	141
Other factory equipment
Property, plant and equipment
Property, plant and equipment.	€ 171	€ 103